Non-controlling Interests (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Current assets	$ 730,279,834	$ 681,686,519
Total non-current assets	1,245,949,253	1,190,340,804
Current liabilities	468,749,455	442,373,281
Non-current liabilities	280,651,024	228,998,324
Non-controlling interests [member]
Statement of Financial Position [Abstract]
Current assets	610,476,810	610,165,755
Total non-current assets	746,352,848	716,889,536
Current liabilities	337,171,241	368,293,544
Non-current liabilities	159,841,007	146,234,462
Vina San Pedro Tarapaca S.A [Member] | Non-controlling interests [member]
Statement of Financial Position [Abstract]
Current assets	141,114,944	145,866,023
Total non-current assets	174,184,006	171,099,295
Current liabilities	63,872,711	70,351,438
Non-current liabilities	$ 31,221,369	$ 33,795,671